EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Share-based Compensation Weighted Average Assumptions (Q1) (Details) - Stock Options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value (usd per share)	$ 3.28	$ 3.34
Risk-free rate	0.50%	0.40%
Dividend yield	0.00%	0.00%
Expected volatility	49.30%	49.40%
Expected term (in years)	5 years 9 months 18 days	5 years 10 months 24 days